Legacy Class and Institutional Class [Member] Expense Example - Legacy Class and Institutional Class - Meridian Small Cap Growth Fund	Jun. 30, 2025 USD ($)
Legacy Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,477
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	643
Expense Example, with Redemption, 10 Years	$ 1,426